Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ 563,372	$ (460,397)	$ 757,301	$ (854,606)	$ 24,288,908
Adjustments to reconcile net income to net cash used in operating activities:
Bad debt provision	21,149	330,573
Changes in operating assets and liabilities:
Customer Pledged assets	(7,846)
Operating lease assets and liabilities	(1,370)
Less: Net loss from discontinued operations					26,846,018
Net loss from continuing operations	(563,372)	460,397	757,301	(854,606)	(2,557,110)
Depreciation and amortization expenses	530,060	539,327	1,134,738	1,102,298	55,498
Provision for credit losses			48,518	316,014
Provision for loan losses					2,244,601
Provision (recovery of provision) for financial guarantee losses	(195,915)	15,586	57,417	89,865	5,008
Deferred tax benefits (expenses)	(63,872)	(219,226)	(265,421)	(1,001,372)	57,674
Changes in fair value of warrant liabilities	(16,998)	27,730	3,021	(5,961)	(530,863)
Net gain from disposal of fixed assets			(33,246)	(136,682)
Gain loss from lease modification		20,386	(603)	22,257
Accretion of finance leases	1,654	4,900	7,605	14,757
Gain (loss) from deconsolidation of subsidiaries			(490,283)	1,953,248
Accounts receivables	(157,705)	1,112,931	(7,495)	(3,116,533)	(206,442)
Inventories	30,571	(2,330)	(3,250)	(30,348)
Interest and fees receivable					(149,013)
Other current assets	(1,340)	3,419,669	3,431,640	(3,215,702)	(289,694)
Other receivables	(92,457)	2,997,179	2,425,003	(3,268,571)
Pledged deposits and other non-current assets	33,423	82,099	414,265	359,202
Advances from customers	(3,424)	(19,159)	(58,249)	7,915	(6,702)
Tax payable	398,182	304,981	847,043	1,029,919	273,589
Accrued expenses and other liabilities	332,604	67,147	449,971	(727,211)	28,875
Net Cash Provided by (Used in) Operating Activities from Continuing Operations			8,717,975	(7,461,511)	(1,074,579)
Net Cash Used in Operating Activities from Discontinued Operations					(26,564)
Net Cash Provided by Operating Activities	1,370,088	8,221,396	8,717,975	(7,461,511)	(1,101,143)
Cash Flows from Investing Activities:
Repayment of loans from factoring customers					107,833,488
Repayment of loans to third parties	(3,962,433)	(3,433,781)	20,499,442
Payment (disbursement) of due from related party	5,284	(11,160)
Loans disbursement to third parties			(26,100,286)	(3,467,607)
Loans disbursement to factoring customers					(43,422,881)
Purchases of property and equipment			(54,569)		(833)
Acquisition of a subsidiary					(427,318)
Acquisition of cash from acquired subsidiary					21,442,122
Proceeds from disposal of discontinued operations					504,713
Net inflow related to deconsolidation of subsidiaries			788	61,121
Redemption of short-term investment				8,690,374
Due to (from) related party			(70,169)	210,774
Proceeds from sale of property and equipment			40,305	837,969
Net Cash (Used in) Provided by Investing Activities from Continuing Operations			(5,684,489)	6,332,631	85,929,291
Net Cash Provided by Investing Activities from Discontinued Operations					35,765
Net Cash Used in Investing Activities	(3,957,149)	(3,444,941)	(5,684,489)	6,332,631	85,965,056
Cash Flows from Financing Activities:
Borrowing from a related party					279,020
Proceeds from bank loans			5,889,179	8,341,311
Repayment of bank loans		(2,942,152)	(8,927,555)
Disbursement of lease liabilities	(62,562)	(13,320)
Proceeds from secured loans					43,422,881
Repayment of secured loans					(107,833,488)
Repayment of third-party loans				(280,268)
Repayment of lease liabilities			(76,102)	(207,891)
Net Cash (Used in) Provided by Financing Activities from Continuing Operations			(3,114,478)	7,853,152	(64,131,587)
Net Cash Used in Financing Activities from Discontinued Operations					(7,251)
Net Cash (Used in) Provided by Financing Activities	(62,562)	(2,955,472)	(3,114,478)	7,853,152	(64,138,838)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash in banks	(1,615,826)	564,020	914,219	1,937,807	119,326
Net increase (decrease) in cash, cash equivalents, and restricted cash in banks	(4,265,449)	2,385,003	833,227	8,662,079	20,844,401
Cash, cash equivalents, and restricted cash in banks at beginning of year	31,640,831	30,807,604	30,807,604	22,145,525	1,301,124
Cash, cash equivalents, and restricted cash in banks at end of year	27,375,382	33,192,607	31,640,831	30,807,604	22,145,525
Supplemental Cash Flow Information
Cash paid for interest expense	$ 128,035	$ 146,215	269,400
Cash paid for income taxes
Noncash investing activities
Acquisition of a subsidiary by issuance of Class B Preferred Shares					31,087,732
Receivable from disposal of discontinued operations					940,829
Right of use assets obtained in exchange for operating lease obligations					$ 615,000